Stockholders' Deficit and Redeemable Convertible Series B and Convertible Series C, D and F Preferred Stock (Details 1) - Stock Option - Omnibus Incentive Plan 2014	12 Months Ended
Dec. 31, 2017 $ / shares shares
Shares Available for Grant of Option's & Shares
Balance at the beginning | shares	857,500
Options & shares granted | shares	0
Options & shares exercised | shares	0
Options & shares cancelled | shares	12,500
Balance at the ending | shares	870,000
Number of Shares
Balance at the beginning | shares	1,142,500
Options granted | shares	0
Options exercised | shares	0
Options cancelled | shares	(12,500)
Balance at the ending | shares	1,130,000
Vested and Exercisable at December 31, 2017 | shares	662,000
Price Per Share
Options granted	$ 0.00
Options exercised	0.00
Options cancelled	1.15
Weighted Average Exercise Price
Balance at the beginning	0.61
Options granted	0.00
Options exercised	0.00
Options cancelled	1.15
Balance at the ending	0.60
Vested and Exercisable at December 31, 2017	0.54
Minimum
Price Per Share
Balance at the beginning	0.42
Balance at the ending	0.42
Vested and Exercisable at December 31, 2017	0.42
Maximum
Price Per Share
Balance at the beginning	3.00
Balance at the ending	3.00
Vested and Exercisable at December 31, 2017	$ 3.00